Schedule of Investments (unaudited)
October 31, 2025
iShares® Currency Hedged MSCI EAFE ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 99.9%
iShares MSCI EAFE ETF(a)(b)	69,745,442	$6,590,246,814
Total Investment Companies (Cost: $5,594,405,611)		6,590,246,814
Short-Term Securities
Money Market Funds — 4.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(a)(c)(d)	297,503,146	297,651,898
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(a)(c)	3,020,000	3,020,000
Total Short-Term Securities — 4.5% (Cost: $300,663,278)		300,671,898
Total Investments in Securities — 104.4% (Cost: $5,895,068,889)		6,890,918,712
Liabilities in Excess of Other Assets — (4.4)%		(291,221,321)
Net Assets — 100.0%		$6,599,697,391

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$643,417,528	$—	$(345,836,329)(a)	$62,079	$8,620	$297,651,898	297,503,146	$177,042 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,170,000	—	(1,150,000)(a)	—	—	3,020,000	3,020,000	32,625	—
iShares MSCI EAFE ETF	6,348,180,318	283,156,867	(539,529,884)	80,996,558	417,442,955	6,590,246,814	69,745,442	122	—
				$81,058,637	$417,451,575	$6,890,918,712		$209,789	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	613,000	USD	399,357	JPMorgan Chase Bank N.A.	11/04/25	$1,729
HKD	960,850,000	USD	123,626,321	HSBC Bank PLC	11/04/25	26,445
HKD	6,526,000	USD	839,064	State Street Bank & Trust Company	11/04/25	774
ILS	2,967,000	USD	898,157	HSBC Bank PLC	11/04/25	12,398
ILS	1,042,000	USD	314,929	State Street Bank & Trust Company	11/04/25	4,855
USD	1,955,410	AUD	2,954,000	HSBC Bank PLC	11/04/25	22,608

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Currency Hedged MSCI EAFE ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	446,155,462	AUD	673,177,000	Toronto Dominion Bank	11/04/25	$5,695,777
USD	546,198	CHF	434,000	BNP Paribas SA	11/04/25	6,900
USD	979,916	CHF	777,000	JPMorgan Chase Bank N.A.	11/04/25	14,398
USD	601,416,178	CHF	476,656,000	State Street Bank & Trust Company	11/04/25	9,112,978
USD	113,264	DKK	728,000	BNP Paribas SA	11/04/25	900
USD	126,093,904	DKK	799,641,000	HSBC Bank PLC	11/04/25	2,672,517
USD	124,543	DKK	790,000	Morgan Stanley & Co. International PLC	11/04/25	2,610
USD	2,067,382	EUR	1,779,000	BNP Paribas SA	11/04/25	16,818
USD	2,218,844,299	EUR	1,884,777,000	Deutsche Bank Securities Inc.	11/04/25	46,355,981
USD	50,870,654	EUR	43,208,000	Morgan Stanley & Co. International PLC	11/04/25	1,066,950
USD	861,940	GBP	647,000	BNP Paribas SA	11/04/25	11,976
USD	928,959,400	GBP	690,915,000	Morgan Stanley & Co. International PLC	11/04/25	21,304,603
USD	14,978,198	GBP	11,124,000	State Street Bank & Trust Company	11/04/25	364,603
USD	1,406,980,226	JPY	207,070,345,000	Bank of America N.A.	11/04/25	63,327,348
USD	55,491,040	JPY	8,166,906,000	Morgan Stanley & Co. International PLC	11/04/25	2,497,036
USD	1,278,584	JPY	194,908,000	State Street Bank & Trust Company	11/04/25	13,851
USD	1,481,075	NOK	14,775,000	JPMorgan Chase Bank N.A.	11/04/25	22,428
USD	37,690,265	NOK	375,825,000	Morgan Stanley & Co. International PLC	11/04/25	587,321
USD	11,394,235	NZD	19,599,000	HSBC Bank PLC	11/04/25	178,708
USD	10,357	NZD	18,000	JPMorgan Chase Bank N.A.	11/04/25	57
USD	255,818	NZD	440,000	State Street Bank & Trust Company	11/04/25	4,028
USD	197,273,165	SEK	1,852,167,000	HSBC Bank PLC	11/04/25	2,313,348
USD	182,031	SEK	1,709,000	State Street Bank & Trust Company	11/04/25	2,141
USD	610,488	SGD	785,000	HSBC Bank PLC	11/04/25	7,384
USD	86,857,803	SGD	111,732,000	State Street Bank & Trust Company	11/04/25	1,015,762
DKK	4,351,000	USD	672,662	JPMorgan Chase Bank N.A.	12/02/25	166
USD	431,028,875	AUD	658,193,000	BNP Paribas SA	12/02/25	230,156
USD	5,366,581	AUD	8,195,000	Morgan Stanley & Co. International PLC	12/02/25	2,811
USD	11,146,595	CHF	8,936,000	Morgan Stanley & Co. International PLC	12/02/25	6,059
USD	602,127,620	CHF	481,774,000	State Street Bank & Trust Company	12/02/25	1,498,647
USD	120,933,777	DKK	780,917,000	JPMorgan Chase Bank N.A.	12/02/25	174,793
USD	1,192,888	DKK	7,703,000	Morgan Stanley & Co. International PLC	12/02/25	1,716
USD	91,812,809	EUR	79,422,000	Morgan Stanley & Co. International PLC	12/02/25	122,435
USD	2,207,809,367	EUR	1,909,835,000	Societe Generale	12/02/25	2,960,761
USD	51,101,163	GBP	38,892,000	BNP Paribas SA	12/02/25	5,599
USD	912,867,155	GBP	694,754,000	Morgan Stanley & Co. International PLC	12/02/25	112,664
USD	41,218,388	ILS	134,143,000	HSBC Bank PLC	12/02/25	54,083
USD	644,652	ILS	2,098,000	Morgan Stanley & Co. International PLC	12/02/25	842
USD	946,376,289	JPY	145,394,931,300	Bank of America N.A.	12/02/25	337,269
USD	33,225,301	JPY	5,104,512,696	BNP Paribas SA	12/02/25	11,845
USD	22,260,937	JPY	3,420,023,506	Citibank N.A.	12/02/25	7,922
USD	268,625,338	JPY	41,269,985,147	Deutsche Bank Securities Inc.	12/02/25	94,544
USD	136,645,628	JPY	20,994,001,190	Morgan Stanley & Co. International PLC	12/02/25	44,275
USD	80,239,291	JPY	12,327,398,161	State Street Bank & Trust Company	12/02/25	28,794
USD	38,076,626	NOK	385,218,000	Morgan Stanley & Co. International PLC	12/02/25	46,670
USD	11,643,497	NZD	20,309,000	HSBC Bank PLC	12/02/25	8,108
USD	204,586,602	SEK	1,938,792,000	JPMorgan Chase Bank N.A.	12/02/25	166,194
USD	85,607,074	SGD	111,172,000	HSBC Bank PLC	12/02/25	9,881
USD	4,428,500	SGD	5,751,000	State Street Bank & Trust Company	12/02/25	501
						162,591,967
AUD	658,193,000	USD	430,886,047	BNP Paribas SA	11/04/25	$(230,393)
AUD	15,894,000	USD	10,531,809	HSBC Bank PLC	11/04/25	(132,365)

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Currency Hedged MSCI EAFE ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	1,840,000	USD	1,214,164	JPMorgan Chase Bank N.A.	11/04/25	$(10,252)
AUD	204,000	USD	134,785	State Street Bank & Trust Company	11/04/25	(1,308)
CHF	1,738,000	USD	2,187,103	Bank of America N.A.	11/04/25	(27,426)
CHF	9,350,000	USD	11,792,948	JPMorgan Chase Bank N.A.	11/04/25	(174,433)
CHF	466,779,000	USD	581,482,988	State Street Bank & Trust Company	11/04/25	(1,453,165)
DKK	2,910,000	USD	457,867	Bank of America N.A.	11/04/25	(8,720)
DKK	795,095,000	USD	122,943,514	JPMorgan Chase Bank N.A.	11/04/25	(223,783)
DKK	3,154,000	USD	495,190	State Street Bank & Trust Company	11/04/25	(8,382)
EUR	7,117,000	USD	8,358,662	BNP Paribas SA	11/04/25	(155,251)
EUR	2,372,000	USD	2,769,929	JPMorgan Chase Bank N.A.	11/04/25	(35,843)
EUR	5,102,000	USD	6,001,368	Morgan Stanley & Co. International PLC	11/04/25	(120,548)
EUR	1,909,835,000	USD	2,204,331,557	Societe Generale	11/04/25	(2,960,134)
EUR	5,338,000	USD	6,266,636	State Street Bank & Trust Company	11/04/25	(113,790)
GBP	647,000	USD	867,451	BNP Paribas SA	11/04/25	(17,487)
GBP	2,589,000	USD	3,482,534	HSBC Bank PLC	11/04/25	(81,365)
GBP	4,696,000	USD	6,316,628	JPMorgan Chase Bank N.A.	11/04/25	(147,495)
GBP	694,754,000	USD	912,802,543	Morgan Stanley & Co. International PLC	11/04/25	(104,453)
HKD	890,000	USD	114,577	State Street Bank & Trust Company	11/04/25	(42)
ILS	134,143,000	USD	41,221,498	HSBC Bank PLC	11/04/25	(53,765)
JPY	145,394,931,300	USD	943,685,526	Bank of America N.A.	11/04/25	(236,488)
JPY	5,104,512,696	USD	33,130,718	BNP Paribas SA	11/04/25	(8,191)
JPY	3,420,023,506	USD	22,197,673	Citibank N.A.	11/04/25	(5,580)
JPY	41,269,985,147	USD	267,861,683	Deutsche Bank Securities Inc.	11/04/25	(66,049)
JPY	64,969,000	USD	441,896	JPMorgan Chase Bank N.A.	11/04/25	(20,321)
JPY	6,291,075,190	USD	42,199,933	Morgan Stanley & Co. International PLC	11/04/25	(1,377,955)
JPY	779,632,000	USD	5,312,664	Societe Generale	11/04/25	(253,732)
JPY	13,107,030,161	USD	85,288,981	State Street Bank & Trust Company	11/04/25	(239,146)
NOK	1,436,000	USD	143,947	Bank of America N.A.	11/04/25	(2,179)
NOK	1,556,000	USD	155,632	JPMorgan Chase Bank N.A.	11/04/25	(2,017)
NOK	387,608,000	USD	38,316,350	Morgan Stanley & Co. International PLC	11/04/25	(50,140)
NZD	74,000	USD	43,115	Bank of America N.A.	11/04/25	(769)
NZD	103,000	USD	59,718	BNP Paribas SA	11/04/25	(776)
NZD	19,825,000	USD	11,352,786	HSBC Bank PLC	11/04/25	(7,930)
NZD	55,000	USD	32,035	JPMorgan Chase Bank N.A.	11/04/25	(562)
SEK	6,835,000	USD	728,518	Bank of America N.A.	11/04/25	(9,063)
SEK	5,126,000	USD	545,979	BNP Paribas SA	11/04/25	(6,414)
SEK	1,834,522,000	USD	193,261,088	JPMorgan Chase Bank N.A.	11/04/25	(158,590)
SEK	5,684,000	USD	605,473	Morgan Stanley & Co. International PLC	11/04/25	(7,173)
SEK	1,709,000	USD	181,453	State Street Bank & Trust Company	11/04/25	(1,563)
SGD	481,000	USD	373,860	BMO Capital Markets	11/04/25	(4,315)
SGD	111,172,000	USD	85,421,645	HSBC Bank PLC	11/04/25	(9,844)
SGD	450,000	USD	349,527	State Street Bank & Trust Company	11/04/25	(3,799)
SGD	414,000	USD	322,045	Toronto Dominion Bank	11/04/25	(3,975)
USD	399,228	AUD	613,000	State Street Bank & Trust Company	11/04/25	(1,858)
USD	124,420,653	HKD	967,376,000	Citibank N.A.	11/04/25	(71,950)
USD	114,526	HKD	890,000	State Street Bank & Trust Company	11/04/25	(9)
USD	38,023	ILS	125,000	BNP Paribas SA	11/04/25	(339)
USD	1,098,865	ILS	3,642,000	HSBC Bank PLC	11/04/25	(18,844)
USD	40,646,679	ILS	134,385,000	Imperial Bank of Canada	11/04/25	(595,323)
NOK	4,411,000	USD	435,572	Bank of New York	12/02/25	(104)
NOK	6,582,000	USD	650,591	JPMorgan Chase Bank N.A.	12/02/25	(795)
USD	4,292,199	AUD	6,562,000	JPMorgan Chase Bank N.A.	12/02/25	(2,744)
USD	31,213,518	EUR	27,042,000	JPMorgan Chase Bank N.A.	12/02/25	(5,680)

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Currency Hedged MSCI EAFE ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	14,764,820	GBP	11,242,000	BNP Paribas SA	12/02/25	$(4,704)
USD	122,949,836	HKD	955,090,000	HSBC Bank PLC	12/02/25	(33,080)
USD	2,136,726	HKD	16,598,000	State Street Bank & Trust Company	12/02/25	(529)
USD	1,038,994	ILS	3,391,000	UBS AG	12/02/25	(1,598)
USD	196,986	NZD	344,000	Citibank N.A.	12/02/25	(98)
USD	3,334,080	SEK	31,622,000	Morgan Stanley & Co. International PLC	12/02/25	(48)
USD	1,435,679	SGD	1,865,000	Morgan Stanley & Co. International PLC	12/02/25	(283)
						(9,274,957)
						$153,317,010
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$6,590,246,814	$—	$—	$6,590,246,814
Short-Term Securities
Money Market Funds	300,671,898	—	—	300,671,898
	$6,890,918,712	$—	$—	$6,890,918,712
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$162,591,967	$—	$162,591,967

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Currency Hedged MSCI EAFE ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities
Foreign Currency Exchange Contracts	$—	$(9,274,957)	$—	$(9,274,957)
	$—	$153,317,010	$—	$153,317,010

(a)
Derivative financial instruments are forward foreign currency exchange contracts.  Forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar